Activity in Allowance For Credit Losses (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of year	¥ 7,983	¥ 9,023
Charge-offs	(1,937)	(3,103)
Provision	2,052	1,995
Other	(1,059)	68
Balance at end of year	¥ 7,039	¥ 7,983